FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04267

                          INSTITUTIONAL FIDUCIARY TRUST
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/05

Item 1. Schedule of Investments.


INSTITUTIONAL FIDUCIARY TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin Cash Reserves Fund ...............................................    3

Franklin Structured Large Cap Core Equity Fund ............................    5

Franklin Structured Large Cap Growth Equity Fund ..........................   11

Money Market Portfolio ....................................................   17

Notes to Statements of Investments ........................................   19

The Money Market Portfolios ...............................................   21

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1
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

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CASH RESERVES FUND                                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   MUTUAL FUND (COST $183,464,280) 100.2%
   The Money Market Portfolio .................................................................      183,464,280    $   183,464,280
   OTHER ASSETS, LESS LIABILITIES (0.2)% ......................................................                            (451,271)
                                                                                                                    ---------------
   NET ASSETS 100.0% ..........................................................................                     $   183,013,009
                                                                                                                    ===============


                                         Quarterly Statements of Investments |
                                      See Notes to Statements of Investments.| 3

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4 | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                     SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 97.6%
   COMMERCIAL SERVICES 2.4%
   Deluxe Corp. ...............................................................................              473    $        18,854
(a)Dun & Bradstreet Corp. .....................................................................               90              5,530
   FactSet Research Systems Inc. ..............................................................              399             13,171
   Moody's Corp. ..............................................................................              192             15,526
(a)R.H. Donnelley Corp. .......................................................................              198             11,502
   SEI Investment Co. .........................................................................              159              5,749
(a)Universal Technical Institute Inc ..........................................................                5                184
                                                                                                                    ---------------
                                                                                                                             70,516
                                                                                                                    ---------------

   COMMUNICATIONS 3.7%
   Alltel Corp. ...............................................................................              135              7,405
   AT&T Corp. .................................................................................              641             12,019
   BellSouth Corp. ............................................................................              472             12,409
   SBC Communications Inc. ....................................................................              735             17,412
   Sprint Corp. ...............................................................................            1,052             23,933
   Verizon Communications Inc. ................................................................              928             32,944
                                                                                                                    ---------------
                                                                                                                            106,122
                                                                                                                    ---------------

   CONSUMER DURABLES 1.8%
   Ford Motor Co. .............................................................................            2,306             26,127
(a)NVR Inc. ...................................................................................               19             14,915
   Polaris Industries Inc. ....................................................................               86              6,040
   The Ryland Group Inc. ......................................................................               17              1,054
   Standard Pacific Corp. .....................................................................               25              1,805
   Winnebago Industries Inc. ..................................................................               88              2,781
                                                                                                                    ---------------
                                                                                                                             52,722
                                                                                                                    ---------------

   CONSUMER NON-DURABLES 8.9%
   Altria Group Inc. ..........................................................................              442             28,902
   Anheuser-Busch Cos. Inc. ...................................................................              536             25,401
   Clorox Co. .................................................................................               58              3,653
   Coca-Cola Co. ..............................................................................            1,148             47,837
   Colgate-Palmolive Co. ......................................................................              511             26,659
   Gillette Co. ...............................................................................              278             14,034
   K-Swiss Inc., A ............................................................................              254              8,390
   Loews Corp. - Carolina Group ...............................................................              894             29,591
   Nu Skin Enterprises Inc., A, PIPES .........................................................               44                991
   PepsiCo Inc. ...............................................................................              477             25,295
   Procter & Gamble Co. .......................................................................              802             42,506
(a)Yankee Candle Co. ..........................................................................              139              4,406
                                                                                                                    ---------------
                                                                                                                            257,665
                                                                                                                    ---------------

   CONSUMER SERVICES 4.2%
(a)Apollo Group Inc., A .......................................................................               89              6,591
   Cendant Corp. ..............................................................................               88              1,807
   Choice Hotels International Inc. ...........................................................              493             30,541
   Clear Channel Communications Inc. ..........................................................              175              6,032
(a)Comcast Corp. ..............................................................................              392             13,242


                                         Quarterly Statements of Investments | 5

INSTITUTIONAL FIDUCIARY TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                     SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   CONSUMER SERVICES (CONT.)
   Dow Jones & Co. Inc. .......................................................................               62    $         2,317
   Gannett Co. Inc. ...........................................................................               21              1,661
   H&R Block Inc. .............................................................................              103              5,210
(a)Liberty Media International Inc., A ........................................................               90              3,937
   Regal Entertainment Group, A ...............................................................              452              9,506
(a)Time Warner Inc. ...........................................................................              128              2,246
   Viacom Inc., B .............................................................................              439             15,290
   The Walt Disney Co. ........................................................................              767             22,036
(a)Weight Watchers International Inc. .........................................................                2                 86
                                                                                                                    ---------------
                                                                                                                            120,502
                                                                                                                    ---------------

   DISTRIBUTION SERVICES 1.6%
   Cardinal Health Inc. .......................................................................              230             12,834
   SYSCO Corp. ................................................................................              890             31,862
                                                                                                                    ---------------
                                                                                                                             44,696
                                                                                                                    ---------------

   ELECTRONIC TECHNOLOGY 9.8%
(a)Altera Corp. ...............................................................................            1,295             25,615
(a)Applied Materials Inc. .....................................................................              725             11,781
   Boeing Co. .................................................................................              276             16,135
(a)Cisco Systems Inc. .........................................................................            2,914             52,131
(a)Dell Inc. ..................................................................................            1,330             51,099
   Hewlett-Packard Co. ........................................................................              319              6,999
   Intel Corp. ................................................................................            2,272             52,779
   Linear Technology Corp. ....................................................................              125              4,789
   Lockheed Martin Corp. ......................................................................               78              4,763
   Motorola Inc. ..............................................................................              689             10,314
(a)Nokia Corp., ADR (Finland) .................................................................            1,353             20,877
   Rockwell Automation Inc. ...................................................................              131              7,420
(a)Storage Technology Corp. ...................................................................               34              1,047
(a)Sun Microsystems Inc. ......................................................................              785              3,171
(a)Synaptics Inc. .............................................................................              340              7,888
   United Defense Industries Inc. .............................................................               83              6,094
(a)Varian Inc. ................................................................................                8                303
                                                                                                                    ---------------
                                                                                                                            283,205
                                                                                                                    ---------------

   ENERGY MINERALS 8.7%
   Ashland Inc. ...............................................................................               65              4,385
   ChevronTexaco Corp. ........................................................................              396             23,091
   ConocoPhillips .............................................................................              263             28,362
   Devon Energy Corp. .........................................................................              481             22,968
   ExxonMobil Corp. ...........................................................................            2,031            121,048
   Occidental Petroleum Corp. .................................................................               13                925
   Premcor Inc. ...............................................................................               23              1,373
   Royal Dutch Petroleum Co., N.Y. shs. (Netherlands) .........................................              133              7,985
   Sunoco Inc. ................................................................................              302             31,263
   Valero Energy Corp. ........................................................................              131              9,598
                                                                                                                    ---------------
                                                                                                                            250,998
                                                                                                                    ---------------


6 | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                     SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   FINANCE 18.4%
   AFLAC Inc. .................................................................................              822    $        30,628
(a)Alleghany Corp. ............................................................................               80             22,038
(a)Allmerica Financial Corp. .................................................................               127              4,566
   American Express Co. .......................................................................               64              3,288
   American International Group Inc. ..........................................................              563             31,196
(a)AmeriCredit Corp. ..........................................................................               49              1,148
(a)Ameritrade Holding Corp. ...................................................................            1,932             19,726
   Associated Bank Minnesota NA ...............................................................              205              6,402
   Bank of America Corp. ......................................................................            1,203             53,052
   Bank of New York Co. Inc. ..................................................................              263              7,640
(a)Berkshire Hathaway Inc., B .................................................................                1              2,856
   Blackrock Inc. .............................................................................              147             11,015
   Capital One Financial Corp. ................................................................              132              9,870
   Chubb Corp. ................................................................................              164             13,000
   Cincinnati Financial Corp. .................................................................              178              7,763
   Citigroup Inc. .............................................................................            1,362             61,208
   Commerce Group Inc. ........................................................................              117              7,252
   Countrywide Financial Corp. ................................................................              597             19,379
   Downey Financial Corp. .....................................................................               32              1,969
   Fannie Mae .................................................................................              726             39,531
   Federated Investors Inc., B ................................................................              471             13,334
   Freddie Mac ................................................................................              312             19,718
   Genworth Financial Inc., A .................................................................              219              6,027
   Hartford Financial Services Group Inc. .....................................................               24              1,645
   JPMorgan Chase & Co. .......................................................................              273              9,446
(a)Knight Trading Group Inc. ..................................................................              171              1,648
   Morgan Stanley .............................................................................              106              6,068
   Nationwide Financial Services Inc., A ......................................................              235              8,436
   Northern Trust Corp. .......................................................................              109              4,735
   Old Republic International Corp. ...........................................................              451             10,504
   The Progressive Corp. ......................................................................              102              9,359
   Protective Life Corp. ......................................................................              101              3,969
(a)Providian Financial Corp. ..................................................................               48                824
   Selective Insurance Group Inc. .............................................................              341             15,764
   StanCorp Financial Group Inc. ..............................................................                1                 85
   Wachovia Corp. .............................................................................              114              5,804
   Washington Mutual Inc. .....................................................................              656             25,912
   Wells Fargo & Co. ..........................................................................              596             35,641
                                                                                                                    ---------------
                                                                                                                            532,446
                                                                                                                    ---------------

   HEALTH SERVICES 3.0%
   CIGNA Corp. ................................................................................              353             31,523
   IMS Health Inc. ............................................................................              547             13,341
(a)Lincare Holdings Inc. ......................................................................               46              2,035
(a)Sierra Health Services Inc. ................................................................              453             28,920
   UnitedHealth Group Inc. ....................................................................              117             11,159
                                                                                                                    ---------------
                                                                                                                             86,978
                                                                                                                    ---------------


                                         Quarterly Statements of Investments | 7

INSTITUTIONAL FIDUCIARY TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                     SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HEALTH TECHNOLOGY 9.5%
   Abbott Laboratories ........................................................................              445    $        20,746
(a)Boston Scientific Corp. ....................................................................              202              5,917
   Bristol-Myers Squibb Co. ...................................................................              608             15,480
(a)First Horizon Pharmaceutical Corp. ........................................................                54                911
(a)Forest Laboratories Inc. ...................................................................               58              2,143
   Johnson & Johnson ..........................................................................              982             65,951
   Medtronic Inc. .............................................................................              369             18,800
   Mentor Corp. ...............................................................................              208              6,677
   Merck & Co. Inc. ...........................................................................              622             20,134
   Pall Corp. .................................................................................              252              6,834
   Pfizer Inc. ................................................................................            2,636             69,248
(a)Waters Corp. ..............................................................................               358             12,813
   Wyeth ......................................................................................              688             29,020
                                                                                                                    ---------------
                                                                                                                            274,674
                                                                                                                    ---------------

   INDUSTRIAL SERVICES 0.3%
(a)Hydril .....................................................................................              156              9,112
                                                                                                                    ---------------

   NON-ENERGY MINERALS 1.9%
   Eagle Materials Inc. .......................................................................               61              4,937
(a)International Steel Group ..................................................................              167              6,597
   Nucor Corp. ................................................................................              183             10,534
(a)Oregon Steel Mills Inc. ....................................................................              275              6,325
   United States Steel Corp. ..................................................................              511             25,984
                                                                                                                    ---------------
                                                                                                                             54,377
                                                                                                                    ---------------

   PROCESS INDUSTRIES 0.2%
   Agrium Inc. (Canada) .......................................................................               65              1,186
   Dow Chemical Co. ...........................................................................              102              5,085
                                                                                                                    ---------------
                                                                                                                              6,271
                                                                                                                    ---------------

   PRODUCER MANUFACTURING 6.9%
   3M Co. .....................................................................................              526             45,073
   Cummins Inc. ...............................................................................              380             26,733
   Emerson Electric Co. .......................................................................                4                260
(a)Energizer Holdings Inc. ....................................................................              142              8,492
   General Electric Co. .......................................................................            1,727             62,276
   Graco Inc. .................................................................................               36              1,453
   Honeywell International Inc. ...............................................................              193              7,181
   PACCAR Inc. ................................................................................               93              6,732
(a)Terex Corp. ................................................................................               39              1,689
   Tyco International Ltd. ....................................................................              100              3,380
   United Technologies Corp. ..................................................................              243             24,703
   Walter Industries Inc. .....................................................................              278             11,829
                                                                                                                    ---------------
                                                                                                                            199,801
                                                                                                                    ---------------


8 | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                     SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   REAL ESTATE DEVELOPMENT 0.1%
(a)Jones Lang LaSalle Inc. ....................................................................               44    $         2,053
                                                                                                                    ---------------

   REAL ESTATE INVESTMENT TRUSTS 1.7% .........................................................
   Avalonbay Communities Inc. .................................................................              433             28,963
   Essex Property Trust Inc. ..................................................................              273             18,864
   Saxon Capital Inc. .........................................................................               17                293
                                                                                                                    ---------------
                                                                                                                             48,120
                                                                                                                    ---------------

   RETAIL TRADE 4.9%
   Abercrombie & Fitch Co., A .................................................................                3                172
(a)Aeropostale Inc. ...........................................................................              471             15,425
   Best Buy Co. Inc. ..........................................................................              122              6,589
(a)Coldwater Creek Inc. ......................................................................               261              4,823
   Federated Department Stores Inc. ...........................................................              151              9,610
   GAP Inc. ...................................................................................              120              2,621
   Home Depot Inc. ............................................................................              254              9,713
   Limited Brands Inc. ........................................................................              253              6,148
(a)Sears Holding Corp. ........................................................................              255             33,958
   Wal-Mart Stores Inc. .......................................................................            1,046             52,415
                                                                                                                    ---------------
                                                                                                                            141,474
                                                                                                                    ---------------

   TECHNOLOGY SERVICES 7.4%
(a)Accenture Ltd., A (Bermuda) ................................................................               91              2,198
   Adobe Systems Inc. .........................................................................               73              4,903
   Autodesk Inc. ..............................................................................              718             21,368
   Automatic Data Processing Inc. .............................................................              202              9,080
(a)CSG Systems International Inc. .............................................................              218              3,551
   First Data Corp. ...........................................................................               91              3,577
(a)Google Inc., A .............................................................................               25              4,513
(a)Intergraph Corp. ...........................................................................              200              5,762
   International Business Machines Corp. ......................................................              349             31,892
   Microsoft Corp. ............................................................................            2,850             68,885
(a)MicroStrategy Inc. .........................................................................               71              3,853
(a)NAVTEQ Corp. ...............................................................................               52              2,254
(a)Novell Inc. ................................................................................              142                846
(a)Oracle Corp. ...............................................................................            1,730             21,590
(a)Parametric Technology Corp. ................................................................            2,675             14,953
   Paychex Inc. ...............................................................................              144              4,726
(a)Transaction Systems Architects Inc. ........................................................              131              3,033
(a)United Online Inc. .........................................................................              758              7,936
                                                                                                                    ---------------
                                                                                                                            214,920
                                                                                                                    ---------------

   TRANSPORTATION 0.6%
   Expeditors International of Washington Inc. ................................................               25              1,339
(a)ExpressJet Holdings Inc. ...................................................................            1,437             16,396
                                                                                                                    ---------------
                                                                                                                             17,735
                                                                                                                    ---------------


                                         Quarterly Statements of Investments | 9

INSTITUTIONAL FIDUCIARY TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                     SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UTILITIES 1.6%
   DPL Inc. ...................................................................................              191    $         4,775
   Edison International .......................................................................              313             10,867
   PG&E Corp. .................................................................................              511             17,425
   TXU Corp. ..................................................................................              173             13,775
                                                                                                                    ---------------
                                                                                                                             46,842
                                                                                                                    ---------------
   TOTAL COMMON STOCKS (COST $2,679,763) ......................................................                           2,821,229
                                                                                                                    ---------------
   SHORT TERM INVESTMENT (COST $4,470) 0.2%
   MONEY FUND
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio ..............................            4,470              4,470
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $2,684,233) 97.8% ..................................................                           2,825,699
   OTHER ASSETS, LESS LIABILITIES 2.2% ........................................................                              64,271
                                                                                                                    ---------------
   NET ASSETS 100.0% ..........................................................................                     $     2,889,970
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 18.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


10 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                                   SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 97.7%
   COMMERCIAL SERVICES 1.1%
   Moody's Corp. ..............................................................................              129    $        10,431
   Robert Half International Inc. .............................................................              776             20,921
                                                                                                                    ---------------
                                                                                                                             31,352
                                                                                                                    ---------------

   COMMUNICATIONS 0.6%
(a)Nextel Communications Inc., A ..............................................................              577             16,398
                                                                                                                    ---------------

   CONSUMER DURABLES 0.9%
(a)Electronic Arts Inc. .......................................................................              466             24,130
   Harman International Industries Inc. .......................................................                5                442
                                                                                                                    ---------------
                                                                                                                             24,572
                                                                                                                    ---------------

   CONSUMER NON-DURABLES 6.8%
   Anheuser-Busch Cos. Inc. ...................................................................              388             18,387
   Avon Products Inc. .........................................................................               48              2,061
   Clorox Co. .................................................................................               49              3,086
(a)Coach Inc. .................................................................................               39              2,209
   Coca-Cola Co. ..............................................................................              828             34,503
   Colgate-Palmolive Co. ......................................................................              278             14,503
   Gillette Co. ...............................................................................               96              4,846
   K-Swiss Inc., A ............................................................................                4                132
   Loews Corp. - Carolina Group ...............................................................               66              2,185
(a)NBTY Inc. ..................................................................................               39                979
   Nike Inc., B ...............................................................................               32              2,666
   PepsiCo Inc. ...............................................................................              568             30,121
   Polo Ralph Lauren Corp. ....................................................................               21                815
   Procter & Gamble Co. .......................................................................            1,350             71,550
(a)Quiksilver Inc. ............................................................................              315              9,144
                                                                                                                    ---------------
                                                                                                                            197,187
                                                                                                                    ---------------

   CONSUMER SERVICES 4.8%
   Ameristar Casinos Inc. .....................................................................                2                109
(a)Apollo Group Inc., A .......................................................................              211             15,627
(a)Argosy Gaming Co. ..........................................................................                5                230
   Clear Channel Communications Inc. ..........................................................               65              2,240
   Dow Jones & Co. Inc. .......................................................................               22                822
(a)eBay Inc. ..................................................................................              838             31,224
   International Game Technology ..............................................................              227              6,052
   Mandalay Resort Group ......................................................................                1                 70
(a)Penn National Gaming Inc. ..................................................................               86              2,527
(a)Starbucks Corp. ............................................................................                7                362
   Station Casinos Inc. .......................................................................                1                 68
(a)Univision Communications Inc., A ...........................................................              867             24,007
   Viacom Inc., B .............................................................................              570             19,853
   The Walt Disney Co. ........................................................................            1,252             35,970
                                                                                                                    ---------------
                                                                                                                            139,161
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 11

INSTITUTIONAL FIDUCIARY TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                                   SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   DISTRIBUTION SERVICES 1.4%
   Cardinal Health Inc. .......................................................................              232    $        12,946
   SYSCO Corp. ................................................................................              764             27,351
                                                                                                                    ---------------
                                                                                                                             40,297
                                                                                                                    ---------------

   ELECTRONIC TECHNOLOGY 17.6%
(a)Agilent Technologies Inc. ..................................................................              740             16,428
(a)Altera Corp. ...............................................................................              400              7,912
(a)Apple Computer Inc. ........................................................................               45              1,875
(a)Applied Materials Inc. .....................................................................            2,277             37,001
(a)Avaya Inc. .................................................................................               52                607
   Boeing Co. .................................................................................              104              6,080
(a)Cisco Systems Inc. .........................................................................            4,815             86,140
(a)Corning Inc. ...............................................................................              182              2,026
(a)Dell Inc. ..................................................................................            2,047             78,646
(a)EMC Corp. ..................................................................................              677              8,341
(a)Freescale Semiconductor Inc., B ............................................................              108              1,863
   Intel Corp. ................................................................................            4,266             99,099
(a)Juniper Networks Inc. ......................................................................               65              1,434
(a)KLA-Tencor Corp. ...........................................................................              159              7,316
   L-3 Communications Holdings Inc. ...........................................................              148             10,511
(a)Lam Research Corp. .........................................................................              123              3,550
   Linear Technology Corp. ....................................................................              845             32,372
   Motorola Inc. ..............................................................................              711             10,644
(a)Network Appliance Inc. .....................................................................              192              5,311
(a)Nokia Corp., ADR (Finland) .................................................................              708             10,924
   QUALCOMM Inc. ..............................................................................            1,081             39,619
   Rockwell Automation Inc. ...................................................................              254             14,386
   Tektronix Inc. .............................................................................               54              1,325
   Texas Instruments Inc. .....................................................................               35                892
(a)Thermo Electron Corp. ......................................................................              108              2,731
(a)Varian Inc. ................................................................................              282             10,685
   Xilinx Inc. ................................................................................              266              7,775
                                                                                                                    ---------------
                                                                                                                            505,493
                                                                                                                    ---------------

   ENERGY MINERALS 2.0%
   Apache Corp. ...............................................................................               95              5,817
   Devon Energy Corp. .........................................................................              854             40,779
   Peabody Energy Corp. .......................................................................              262             12,146
                                                                                                                    ---------------
                                                                                                                             58,742
                                                                                                                    ---------------

   FINANCE 9.4%
   AFLAC Inc. .................................................................................              618             23,027
   American International Group Inc. ..........................................................              391             21,665
(a)Berkshire Hathaway Inc., B .................................................................                5             14,280
   Calamos Asset Management Inc., A ...........................................................               55              1,481
   Capital One Financial Corp. ................................................................               35              2,617
(a)CapitalSource Inc. .........................................................................              442             10,166


12 | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                                   SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   FINANCE (CONT.)
   CIT Group Inc. .............................................................................               23    $           874
   Countrywide Financial Corp. ................................................................              757             24,572
(a)E*TRADE Financial Corp. ....................................................................              791              9,492
   Fannie Mae .................................................................................              457             24,884
   Federated Investors Inc., B ................................................................              102              2,888
   Fifth Third Bancorp ........................................................................              501             21,533
   Freddie Mac ................................................................................              715             45,188
   Golden West Financial Corp. ................................................................              255             15,427
   Investors Financial Services Corp. .........................................................              166              8,119
   Marsh & McLennan Cos. Inc. .................................................................              491             14,936
(a)Providian Financial Corp. ..................................................................               91              1,561
   Wells Fargo & Co. ..........................................................................              475             28,405
                                                                                                                    ---------------
                                                                                                                            271,115
                                                                                                                    ---------------

   HEALTH SERVICES 3.5%
(a)Caremark Rx Inc. ...........................................................................              574             22,834
(a)Davita Inc. ................................................................................              198              8,286
(a)Health Net Inc., A .........................................................................               86              2,813
   Quest Diagnostics Inc. .....................................................................               97             10,198
   UnitedHealth Group Inc. ....................................................................              171             16,310
(a)VCA Antech Inc. ............................................................................              736             14,889
(a)Wellpoint Inc. .............................................................................              214             26,825
                                                                                                                    ---------------
                                                                                                                            102,155
                                                                                                                    ---------------

   HEALTH TECHNOLOGY 20.7%
   Abbott Laboratories ........................................................................              950             44,289
(a)Amgen Inc. .................................................................................            1,370             79,748
   Beckman Coulter Inc. .......................................................................              127              8,439
(a)Biogen Idec Inc. ...........................................................................              380             13,114
   Biomet Inc. ................................................................................              143              5,191
(a)Boston Scientific Corp. ....................................................................              838             24,545
   Cooper Cos. Inc. ...........................................................................               66              4,811
   Eli Lilly & Co. ............................................................................              162              8,440
(a)Forest Laboratories Inc. ...................................................................              189              6,984
(a)Genentech Inc. .............................................................................              113              6,397
   Guidant Corp. ..............................................................................              101              7,464
(a)Invitrogen Corp. ...........................................................................               40              2,768
   Johnson & Johnson ..........................................................................            2,180            146,409
   Medtronic Inc. .............................................................................              520             26,494
   Merck & Co. Inc. ...........................................................................              268              8,675
   Pall Corp. .................................................................................              662             17,953
   Pfizer Inc. ................................................................................            4,541            119,292
   Schering-Plough Corp. ......................................................................               43                780
(a)Varian Medical Systems Inc. ................................................................              446             15,289
(a)Waters Corp. ...............................................................................               45              1,611
   Wyeth ......................................................................................              776             32,732
(a)Zimmer Holdings Inc. .......................................................................              205             15,951
                                                                                                                    ---------------
                                                                                                                            597,376
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 13

INSTITUTIONAL FIDUCIARY TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                                   SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   INDUSTRIAL SERVICES 1.0%
(a)Allied Waste Industries Inc. ...............................................................              160    $         1,170
   Halliburton Co. ............................................................................                7                303
(a)Jacobs Engineering Group Inc. ..............................................................               57              2,959
   Rowan Cos. Inc. ............................................................................               17                509
   Smith International Inc. ...................................................................              381             23,900
                                                                                                                    ---------------
                                                                                                                             28,841
                                                                                                                    ---------------
   NON-ENERGY MINERALS 0.1%
   Alcoa Inc. .................................................................................               83              2,522
                                                                                                                    ---------------
   PROCESS INDUSTRIES 1.9%
   Air Products & Chemicals Inc. ..............................................................               22              1,392
   Bunge Ltd. .................................................................................              750             40,410
   Cabot Corp. ................................................................................              200              6,686
(a)Headwaters Inc. ............................................................................               25                821
   Lyondell Chemical Co. ......................................................................              162              4,523
                                                                                                                    ---------------
                                                                                                                             53,832
                                                                                                                    ---------------
   PRODUCER MANUFACTURING 3.9%
   3M Co. .....................................................................................              473             40,531
(a)Mettler-Toledo International Inc. (Switzerland) ............................................              248             11,780
   PACCAR Inc. ................................................................................              208             15,057
   United Technologies Corp. ..................................................................              439             44,629
                                                                                                                    ---------------
                                                                                                                            111,997
                                                                                                                    ---------------
   REAL ESTATE INVESTMENT TRUSTS 0.5%
   Alexandria Real Estate Equities Inc. .......................................................              201             12,940
                                                                                                                    ---------------
   RETAIL TRADE 8.8%
   Abercrombie & Fitch Co., A .................................................................               13                744
(a)Aeropostale Inc. ...........................................................................              138              4,520
   American Eagle Outfitters Inc. .............................................................               28                827
   Best Buy Co. Inc. ..........................................................................              112              6,049
   Big 5 Sporting Goods Corp. .................................................................               21                519
(a)Chico's FAS Inc. ...........................................................................              112              3,165
   Dillards Inc., A ...........................................................................                9                242
(a)Dollar Tree Stores Inc. ....................................................................              303              8,705
   Family Dollar Stores Inc. ..................................................................              311              9,442
   GAP Inc. ...................................................................................              323              7,054
(a)Hollywood Entertainment Corp. ..............................................................               40                527
   Home Depot Inc. ............................................................................              661             25,277
(a)Hot Topic Inc. .............................................................................              178              3,889
(a)Kohl's Corp. ...............................................................................              184              9,500


14 | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                                   SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   RETAIL TRADE (CONT.)
   Lowe's Cos. Inc. ...........................................................................            1,069    $        61,029
   Michaels Stores Inc. .......................................................................               26                944
   Nordstrom Inc. .............................................................................               37              2,049
(a)Pacific Sunwear of California Inc. .........................................................                4                112
   Ross Stores Inc. ...........................................................................              282              8,217
   Target Corp. ...............................................................................              238             11,905
   Tiffany & Co. ..............................................................................              119              4,108
   The TJX Cos. Inc. ..........................................................................                3                 74
(a)Tuesday Morning Corp. ......................................................................              266              7,679
   Wal-Mart Stores Inc. .......................................................................            1,472             73,762
   Walgreen Co. ...............................................................................               95              4,220
                                                                                                                    ---------------
                                                                                                                            254,559
                                                                                                                    ---------------

   TECHNOLOGY SERVICES 10.3%
(a)Accenture Ltd., A (Bermuda) ................................................................              943             22,773
   Adobe Systems Inc. .........................................................................              135              9,068
(a)Affiliated Computer Services Inc., A .......................................................               12                639
(a)Cognizant Technology Solutions Corp., A ....................................................              273             12,613
(a)Cognos Inc. (Canada) .......................................................................              107              4,488
   Computer Associates International Inc. .....................................................              147              3,984
   Fair Isaac Corp. ...........................................................................               51              1,756
   First Data Corp. ...........................................................................              819             32,195
(a)Google Inc., A .............................................................................                7              1,264
   International Business Machines Corp. ......................................................              192             17,545
(a)Intuit Inc. ................................................................................               64              2,801
   Microsoft Corp. ............................................................................            4,140            100,064
(a)Oracle Corp. ...............................................................................              922             11,507
   Paychex Inc. ...............................................................................            1,147             37,644
   SAP AG, ADR (Germany) ......................................................................               25              1,002
(a)Symantec Corp. .............................................................................              146              3,114
(a)VeriSign Inc. ..............................................................................              132              3,788
(a)Veritas Software Corp. .....................................................................               53              1,231
(a)Yahoo! Inc. ................................................................................              867             29,391
                                                                                                                    ---------------
                                                                                                                            296,867
                                                                                                                    ---------------

   TRANSPORTATION 2.4%
   C.H. Robinson Worldwide Inc. ...............................................................               75              3,865
   Expeditors International of Washington Inc. ................................................              839             44,928
   Southwest Airlines Co. .....................................................................            1,430             20,363
                                                                                                                    ---------------
                                                                                                                             69,156
                                                                                                                    ---------------
   TOTAL COMMON STOCKS (COST $2,664,598) ......................................................                           2,814,562
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 15

INSTITUTIONAL FIDUCIARY TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                                   SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENT (COST $3,394) 0.1%
   MONEY FUND
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio ..............................            3,394    $         3,394
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $2,667,992) 97.8% ..................................................                           2,817,956
   OTHER ASSETS, LESS LIABILITIES 2.2% ........................................................                              62,321
                                                                                                                    ---------------
   NET ASSETS 100.0% ..........................................................................                     $     2,880,277
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 18.

(a)   Non-income producing..

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   MONEY MARKET PORTFOLIO                                                                             SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------

   MUTUAL FUND (COST $4,016,394,524) 100.2%
   The Money Market Portfolio .................................................................    4,016,394,524    $ 4,016,394,524
   OTHER ASSETS, LESS LIABILITIES (0.2)%.......................................................                          (9,224,162)
                                                                                                                    ---------------
   NET ASSETS 100.0%...........................................................................                     $ 4,007,170,362
                                                                                                                    ===============


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

INSTITUTIONAL FIDUCIARY TRUST

SELECTED PORTFOLIO ABBREVIATIONS

ADR     - American Depository Receipt
PIPES   - Private Investment in Public Equity Securities


18 | See notes to statements of investments.
   | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Institutional Fiduciary Trust is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of four separate series (the Funds).

The Franklin Cash Reserves Fund and the Money Market Portfolio invest substantially all of their assets in The Money Market Portfolio (the Portfolio). The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the funds' Statements of Investments.

1. INCOME TAXES

At March 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

                                               --------------------------------
                                                  FRANKLIN          FRANKLIN
                                                 STRUCTURED        STRUCTURED
                                               LARGE CAP CORE   LARGE CAP GROWTH
                                                EQUITY FUND       EQUITY FUND
                                               --------------------------------
Cost of investments ........................   $    2,692,350    $    2,697,296
                                               ================================

Unrealized appreciation ....................   $      241,768    $      231,493
Unrealized depreciation ....................         (108,419)         (110,833)
                                               --------------------------------
Net unrealized appreciation (depreciation)..   $      133,349    $      120,660
                                               ================================

At March 31, 2005, the cost of investments for book and income tax purposes was the same for the Franklin Cash Reserves Fund and the Money Market Portfolio.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 19

                       This page intentionally left blank.


20 | Quarterly Statements of Investments

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   THE MONEY MARKET PORTFOLIO                                                                   PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT 41.8%
   Abbey National North America, Stamford Branch, 2.60% - 2.705%, 4/13/05 - 5/03/05 ...         $    150,000,000    $   150,000,581
   ABN AMRO Bank, N.V., Chicago Branch, 2.75% - 2.755%, 4/15/05 - 4/19/05 .............              150,000,000        150,000,000
   Australia & New Zealand Banking Group, New York Branch, 2.86%, 6/03/05 .............               25,000,000         25,000,000
   Bank of Montreal, Chicago Branch, 2.63%, 4/04/05 - 4/29/05 .........................              150,000,000        150,000,773
   Bank of Nova Scotia, Portland Branch, 2.83%, 5/19/05 - 5/20/05 .....................              150,000,000        150,001,006
   Banque Nationale De Paris, New York Branch, 2.255% - 2.61%, 4/15/05 - 8/16/05 ......              150,000,000        149,995,817
   Barclay's Bank PLC, New York Branch, 2.715% - 2.78%, 5/02/05 - 5/23/05 .............              150,000,000        150,001,397
   Credit Agricole, New York Branch, 2.785%, 5/24/05 - 5/25/05 ........................              150,000,000        150,000,000
   Dexia Credit Local, New York Branch, 2.935%, 6/07/05 - 6/09/05 .....................              150,000,000        150,002,818
   Landesbank Hessen Thueringen Girozentrale, New York Branch, 2.62% - 2.73%,
     4/22/05 - 5/02/05 ................................................................              150,000,000        150,000,581
   Lloyds Bank PLC, New York Branch, 2.55% - 2.82%, 4/01/05 - 6/01/05 .................              150,000,000        149,993,998
   Rabobank Nederland N.V., New York Branch, 2.59% - 2.80%, 4/12/05 - 5/31/05 .........              150,000,000        150,001,807
   Royal Bank of Scotland NY, New York Branch, 2.655% - 2.95%, 5/06/05 - 6/01/05 ......              150,000,000        150,001,990
   Societe Generale North America, New York Branch, 2.84%, 5/18/05 ....................               75,000,000         75,000,000
   Svenska Handelsbanken, New York Branch, 2.77% - 2.93%, 5/11/05 - 6/02/05 ...........              150,000,000        150,002,114
   Toronto Dominion Bank, New York Branch, 2.63% - 2.645%, 4/04/05 - 4/08/05 ..........              100,000,000        100,000,000
   UBS Finance Delaware LLC, Stamford Branch, 2.605% - 2.745%, 4/11/05 - 5/06/05 ......              150,000,000        150,000,933
   Westdeutsche Landesbank, New York Branch, 2.76% - 2.77%, 5/05/05 - 5/27/05 .........              150,000,000        150,001,544
                                                                                                                    ---------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $2,450,005,359).................................                               2,450,005,359
                                                                                                                    ---------------

   BANK NOTES (COST $150,000,000) 2.6%
   Bank of America NA, 2.82%, 5/13/05 .................................................              150,000,000        150,000,000
                                                                                                                    ---------------

(a)COMMERCIAL PAPER 45.0%
   AIG Funding Inc., 4/14/05 - 4/20/05 ................................................              145,000,000        144,829,866
   Anheuser Busch Cos. Inc., 6/15/05 ..................................................               75,000,000         74,546,875
   ANZ (Delaware) Inc., 5/10/05 .......................................................               75,000,000         74,777,781
   Citigroup Global Markets Holdings Inc., 4/01/05 - 5/05/05 ..........................              250,000,000        249,699,445
   Coca-Cola Co., 5/16/05 - 5/17/05 ...................................................              150,000,000        149,482,444
   Commonwealth Bank of Australia, 4/26/05 - 5/09/05 ..................................              150,000,000        149,653,729
   Danske Corp. Inc., 6/03/05 - 6/06/05 ..............................................               150,000,000        149,252,750
   General Electric Capital Corp., 4/06/05 - 4/15/05 ..................................              150,000,000        149,904,417
   Glaxosmithkline Finance PLC, 4/22/05 - 5/17/05 .....................................              115,000,000        114,693,475
   HBOS Treasury Services, 5/25/05 - 5/26/05 ..........................................              150,000,000        149,365,653
   ING U.S. Funding LLC, 4/12/05 - 4/28/05 ............................................              149,000,000        148,788,900
   Nestle Capital Corp., 4/01/05 - 4/20/05 ............................................              205,500,000        205,301,389
   Pfizer Inc., 4/05/05 - 4/13/05 .....................................................              150,000,000        149,937,618
   Procter & Gamble Co., 4/04/05 - 4/27/05 ............................................              123,934,000        123,763,030
   Shell Finance UK PLC, 5/12/05 - 6/13/05 ............................................              150,829,000        150,070,091
   Siemens Capital Corp., 4/01/05 .....................................................               75,000,000         75,000,000
   Societe Generale N.A. Inc., 5/04/05 ................................................               75,000,000         74,817,125
   Toyota Motor Credit Corp., 4/07/05 - 4/08/05 .......................................              150,000,000        149,931,208
   Westpac Capital Corp., 4/21/05 - 4/28/05 ...........................................              150,000,000        149,740,837
                                                                                                                    ---------------
   TOTAL COMMERCIAL PAPER (COST $2,633,556,633)........................................                               2,633,556,633
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 21

THE MONEY MARKET PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------------------
   THE MONEY MARKET PORTFOLIO                                                                   PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AND AGENCY SECURITIES (COST $17,380,000) 0.3%
(a)Federal Home Loan Bank, 4/01/05 ....................................................         $     17,380,000    $    17,380,000
                                                                                                                    ---------------

(b)REPURCHASE AGREEMENTS 14.5%
   ABN AMRO Bank, N.V., New York Branch, 2.77%, 4/01/05 (Maturity Value $345,026,546)
    Collateralized by U.S. Government Agency Securities, 3.05%, 10/13/06 ..............              345,000,000        345,000,000
   Deutsche Bank Securities Inc., 2.65%, 4/01/05 (Maturity Value $61,389,519)
    Collateralized by U.S. Treasury Notes, 5.50% - 6.75%, 5/15/05 - 5/15/09 ...........               61,385,000         61,385,000
   Morgan Stanley & Co. Inc., 2.60%, 4/01/05 (Maturity Value $100,007,222)
    Collateralized by U.S. Treasury Notes, 3.625%, 1/15/08 ............................              100,000,000        100,000,000
   UBS Securities LLC, 2.65%, 4/01/05 (Maturity Value $345,025,396)
     Collateralized by U.S. Government Agency Securities, 1.50% - 6.00%,
       7/15/06 - 5/15/08 ..............................................................              345,000,000        345,000,000
                                                                                                                    ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $851,385,000).....................................                                 851,385,000
                                                                                                                    ---------------

   TOTAL INVESTMENTS (COST $6,102,326,992) 104.2%......................................                               6,102,326,992
   OTHER ASSETS, LESS LIABILITIES (4.2)%...............................................                                (243,649,588)
                                                                                                                    ---------------
   NET ASSETS 100.0%...................................................................                             $ 5,858,677,404
                                                                                                                    ===============

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b) At March 31, 2005, all repurchase agreements had been entered into on that date.


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   THE MONEY MARKET PORTFOLIO                                                                   PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT SECURITIES 15.0%
(a)U.S. Treasury Bill, 4/14/05 ........................................................         $      5,000,000    $     4,996,100
(a)U.S. Treasury Bill, 6/16/05 ........................................................                5,000,000          4,973,189
(a)U.S. Treasury Bill, 7/28/05 ........................................................                2,500,000          2,478,490
(a)U.S. Treasury Bill, 8/18/05 ........................................................                2,500,000          2,473,310
(a)U.S. Treasury Bill, 8/25/05 ........................................................                2,500,000          2,470,029
                                                                                                                    ---------------
   TOTAL U.S. GOVERNMENT SECURITIES (COST $17,391,118).................................                                  17,391,118
                                                                                                                    ---------------

(b)REPURCHASE AGREEMENTS 85.0%
   ABN AMRO Bank, N.V., New York Branch, 2.45%, 4/01/05 (Maturity Value $5,000,340)
    Collateralized by (a)U.S. Treasury Bills, 5/26/05 .................................                5,000,000          5,000,000
   Banc of America Securities LLC, 2.55%, 4/01/05 (Maturity Value $5,000,354)
    Collateralized by (a)U.S. Treasury Bills, 6/30/05 .................................                5,000,000          5,000,000
   Barclays Capital Inc., 2.60%, 4/01/05, (Maturity Value $10,000,722)
    Collateralized by (a)U.S. Treasury Bills, 5/26/05 .................................               10,000,000         10,000,000
   Bear, Stearns & Co. Inc., 2.60%, 4/01/05 (Maturity Value $5,000,361)
    Collateralized by (a)U.S. Treasury Bills, 6/30/05 .................................                5,000,000          5,000,000
   Deutsche Bank Securities Inc., 2.65%, 4/01/05 (Maturity Value $24,141,777)
    Collateralized by U.S. Treasury Notes, 2.50% - 5.75%, 11/15/05 - 9/30/06 ..........               24,140,000         24,140,000
   Dresdner Kleinwort Wasserstein Securities LLC, 2.50%, 4/01/05
    (Maturity Value $10,000,694) Collateralized by
      U.S. Treasury Notes, 3.125%, 5/15/07 ............................................               10,000,000         10,000,000
   Goldman, Sachs, & Co., 2.48%, 4/01/05, (Maturity Value $5,000,344)
    Collateralized by U.S. Treasury Notes, 6.50%, 2/15/10 .............................                5,000,000          5,000,000
   Greenwich Capital Markets Inc., 2.50%, 4/01/05 (Maturity Value $5,000,347)
    Collateralized by (a)U.S. Treasury Bills, 9/08/05 .................................                5,000,000          5,000,000
   Morgan Stanley & Co., Inc., 2.60%, 4/01/05 (Maturity Value $24,136,743)
    Collateralized by U.S. Treasury Notes, 3.625%, 1/15/08 ............................               24,135,000         24,135,000
   UBS Securities LLC, 2.55%, 4/01/05 (Maturity Value $5,000,354)
    Collateralized by U.S. Treasury Notes, 5.625%, 5/15/08 ............................                5,000,000          5,000,000
                                                                                                                    ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $98,275,000).....................................                                   98,275,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $115,666,118) 100.0% .......................................                                 115,666,118
   OTHER ASSETS, LESS LIABILITIES (0.0)%(c) ...........................................                                      (7,135)
                                                                                                                    ---------------
   NET ASSETS 100.0% ..................................................................                             $   115,658,983
                                                                                                                    ===============

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b) At March 31, 2005, all repurchase agreements had been entered into on that date.

(c)   Rounds to less than 0.05% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 23

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24 | Quarterly Statements of Investments

THE MONEY MARKET PORTFOLIOS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

The Money Market Portfolios is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios.

1. INCOME TAXES

At March 31, 2005, the cost of investments for book and income tax purposes was the same.


For information on the funds' policy regarding valuation of investments and other significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 25

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) INSTITUTIONAL FIDUCIARY TRUST


By /s/ Jimmy D. Gambill
  ---------------------
  Chief Executive Officer - Finance and Administration

Date May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Jimmy D. Gambill
  ---------------------
   Chief Executive Officer - Finance and Administration

Date May 20, 2005


By /s/ Galen G. Vetter
  --------------------
  Chief Financial Officer

Date May 20, 2005
















                                Exhibit (A)

I, Jimmy D. Gambill, certify that:

      1. I have  reviewed  this  report on Form N-Q of  Institutional  Fiduciary
Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 20, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration














I, Galen G. Vetter, certify that:

      1. I have  reviewed  this  report on Form N-Q of  Institutional  Fiduciary
Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 20, 2005


/s/GALEN G. VETTER
Chief Financial Officer